Performance B.1. Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Nov. 12, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,624	[1]	$ 4,261	[2]	$ 3,805	[2]
Guatemala joint ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of controlling interest acquired							45.00%
Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8		0		0
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,335		1,414		1,346
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	556		555		544
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	621		623		584
El Salvador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	474		445		389
Nicaragua
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	247		238		220
Costa Rica
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	137		141		140
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	650		632		585
Guatemala
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,614		223		0
Guatemala | Guatemala joint ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of controlling interest acquired							45.00%
Other operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2		2		3
Other operations | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(12)		(13)		(5)
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,171		3,997		3,604
Service revenue | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8		0		0
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,957		2,000		1,759
Mobile | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1				0
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,145		1,938		1,794
Cable and other fixed services | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7		0		0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69		60		51
Other | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		0		0
Telephone and equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454		263		201
Telephone and equipment | Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0				0
Total revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,624		$ 4,261		$ 3,805

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)